Commitments, contingencies, and concentration risk	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments, contingencies, and concentration risk
Commitments, contingencies, and concentration risk

Note 16 Commitments, contingencies, and concentration risk

Contingencies

During the normal course of business, the Company may be named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, and the provision of its services and equipment. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of June 30, 2022 and December 31, 2021, the Company is not aware of any contingent legal liabilities that should be reflected in the consolidated financial statements.

Other Commitments:

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts, as well as other specified liabilities, which may subject the Company to indemnity claims, liabilities and related litigation. As of June 30, 2022 and December 31, 2021, the Company was not aware of any material asserted or unasserted claims in connection with these indemnity obligations.

Performance and Payment Bonds

Many customers, particularly in connection with new construction within Infrastructure, require the Company to post performance and payment bonds issued by a financial institution known as a surety. If the Company fails to perform under the terms of a contract or to pay subcontractors and vendors who provided goods or services under a contract, the customer may demand that the surety make payments or provide services under the bond. The Company must reimburse the surety for any expenses or outlays it incurs. To date, the Company is not aware of any losses to their sureties in connection with bonds the sureties have posted on their behalf, and do not expect such losses to be incurred in the foreseeable future. Generally, 10% of bonding needs are held in cash on the balance sheet.

Concentration of Credit Risk

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is insured by the Federal Deposit Insurance Corporation (FDIC) up to a $250,000 limit. At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions. At June 30, 2022 and December 31, 2021, the Company had $44,516,287 and $17,503,737 in excess of FDIC insurance, respectively.

Major Customer Concentration

There are no customers whose individual accounts receivable represented 10% or more of the Company’s total accounts receivable as of June 30, 2022. The company had two customers whose accounts receivable individually represented 10% or more of the Company’s total accounts receivable and whose accounts receivable in aggregate accounted for approximately 25% of the Company’s total accounts receivable as of December 31, 2021.

The Company has two customers whose revenue individually represented 10% or more of the Company’s total revenue and whose revenue in aggregate accounted for approximately 32% and 27% of the Company’s total revenue for the three and six months ended June 30, 2022, respectively. The Company had  three customers whose revenue individually represented 10% or more of the Company’s total revenue and in aggregate accounted for approximately 40% and 41% of the Company’s total revenue for the three and six months ended June 30, 2021, respectively.

Labor Concentration

One of our operating subsidiaries within Infrastructure sources direct labor from local unions, which have collective bargaining agreements expiring at various times over the next four years. Although the Company’s past experience has been favorable with respect to resolving conflicting demands with these unions, it is possible that contract negotiations are unsuccessful which could impact the renewal of the collective bargaining agreements.

Note 15 Commitments, contingencies and concentration risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and Contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2021 and December 31, 2020, the Company is not aware of any contingent liabilities that should be reflected in the consolidated financial statements.

Other Commitments

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts, as well as other specified liabilities, which may subject the Company to indemnity claims, liabilities and related litigation. As of December 31, 2021 and 2020, the Company was not aware of any material asserted or unasserted claims in connection with these indemnity obligations.

Performance and Payment Bonds

Many customers, particularly in connection with new construction within Infrastructure, require the Company to post performance and payment bonds issued by a financial institution known as a surety. If the Company fails to perform under the terms of a contract or to pay subcontractors and vendors who provided goods or services under a contract, the customer may demand that the surety make payments or provide services under the bond. The Company must reimburse the surety for any expenses or outlays it incurs. To date, the Company is not aware of any losses to their sureties in connection with bonds the sureties have posted on their behalf, and do not expect such losses to be incurred in the foreseeable future. Generally, 10% of bonding needs are held in cash on the balance sheet.

Concentration of Credit Risk

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is fully insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions. At December 31, 2021 and December 31, 2020, the Company had $17,503,737 and $9,715,716 in excess of FDIC insurance, respectively.

Major Customer Concentration

The Company has two customers whose accounts receivable represented 10% or more of the Company’s total accounts receivable and whose accounts receivable in aggregate accounted for approximately 25% of the Company’s total accounts receivable as of December 31, 2021.

The Company has three customers whose revenue individually represented 10% or more of the Company’s total revenue and whose revenue in aggregate accounted for approximately 41% of the Company’s total revenue as of December 31, 2021.

Labor Concentration

One of our operating subsidiaries within Infrastructure sources direct labor from local unions, which have collective bargaining agreements expiring at various times over the next four years. Although the Company’s past experience has been favorable with respect to resolving conflicting demands with these unions, it is possible that contract negotiations are unsuccessful which could impact the renewal of the collective bargaining agreements.